Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 84.57%
Energy: 0.15%
Energy equipment & services: 0.08%
Bristow Group, Inc.†	3,368	$82,347
Oil, gas & consumable fuels: 0.07%
Denbury, Inc.†	746	67,267
Financials: 0.05%
Mortgage real estate investment trusts (REITs): 0.05%
Starwood Property Trust, Inc.	2,796	49,070
Utilities: 84.37%
Electric utilities: 49.85%
Alliant Energy Corp.	42,134	2,168,216
American Electric Power Co., Inc.	59,781	4,968,997
Constellation Energy Corp.	29,898	2,512,030
Duke Energy Corp.	55,165	4,925,683
Entergy Corp.	22,292	2,189,074
Evergy, Inc.	29,385	1,699,922
Eversource Energy	26,318	1,821,995
Exelon Corp.	109,843	4,355,275
FirstEnergy Corp.	59,028	2,207,057
NextEra Energy, Inc.	198,139	14,555,291
Southern Co.	70,453	4,914,097
Xcel Energy, Inc.	67,850	4,429,926
		50,747,563
Gas utilities: 3.29%
Atmos Energy Corp.	29,092	3,353,726
Multi-utilities: 28.38%
Ameren Corp.	38,992	3,161,081
CenterPoint Energy, Inc.	114,071	3,217,943
CMS Energy Corp.	59,487	3,449,056
Dominion Energy, Inc.	69,623	3,500,644
DTE Energy Co.	35,345	3,803,122
Public Service Enterprise Group, Inc.	53,828	3,216,223
Sempra Energy	37,455	5,375,916
WEC Energy Group, Inc.	36,310	3,171,679
		28,895,664
Water utilities: 2.85%
American Water Works Co., Inc.	20,113	2,905,323
Total common stocks (Cost $77,293,607)		86,100,960
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 35.50%
Basic materials: 0.06%
Chemicals: 0.06%
Avient Corp.144A	7.13%	8-1-2030	$60,000	$60,579
Communications: 5.89%
Advertising: 0.34%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	210,000	149,569
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	150,000	122,434
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	85,000	76,127
				348,130
Internet: 1.78%
Arches Buyer, Inc.144A	4.25	6-1-2028	125,000	105,839
Arches Buyer, Inc.144A	6.13	12-1-2028	275,000	237,982
Cablevision Lightpath LLC144A	3.88	9-15-2027	135,000	111,237
Cablevision Lightpath LLC144A	5.63	9-15-2028	130,000	94,468
Match Group Holdings II LLC144A	5.63	2-15-2029	545,000	513,003
Uber Technologies, Inc.144A	4.50	8-15-2029	430,000	392,237
Uber Technologies, Inc.144A	8.00	11-1-2026	350,000	356,952
				1,811,718
Media: 3.60%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	635,000	469,779
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	370,418
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	50,000	39,131
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	25,000	22,720
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	250,000	231,581
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.50	5-1-2026	2,000	1,959
CSC Holdings LLC144A	4.13	12-1-2030	230,000	159,656
CSC Holdings LLC144A	4.63	12-1-2030	200,000	85,495
CSC Holdings LLC144A	5.75	1-15-2030	390,000	171,768
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	90,000	79,274
DISH Network Corp.144A	11.75	11-15-2027	135,000	129,209
Gray Escrow II, Inc.144A	5.38	11-15-2031	600,000	381,776
Gray Television, Inc.144A	4.75	10-15-2030	250,000	162,038
Nexstar Media, Inc.144A	5.63	7-15-2027	125,000	114,688
Scripps Escrow II, Inc.144A	3.88	1-15-2029	35,000	26,950
Scripps Escrow II, Inc.144A	5.38	1-15-2031	425,000	296,697
Scripps Escrow, Inc.144A	5.88	7-15-2027	175,000	134,757
Sirius XM Radio, Inc.144A	4.13	7-1-2030	395,000	310,665
Townsquare Media, Inc.144A	6.88	2-1-2026	510,000	472,872
				3,661,433
Telecommunications: 0.17%
CommScope Technologies LLC144A	5.00	3-15-2027	190,000	127,793
CommScope, Inc.144A	4.75	9-1-2029	60,000	47,258
				175,051
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 6.88%
Airlines: 0.64%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90%	7-15-2027	$138,348	$122,607
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	195,000	181,267
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	345,000	348,597
				652,471
Apparel: 0.22%
Crocs, Inc.144A	4.25	3-15-2029	260,000	223,943
Auto manufacturers: 1.11%
Allison Transmission, Inc.144A	5.88	6-1-2029	170,000	163,938
Ford Motor Co.	3.25	2-12-2032	175,000	132,978
Ford Motor Co.	4.75	1-15-2043	180,000	133,000
Ford Motor Credit Co. LLC	4.39	1-8-2026	220,000	206,865
Ford Motor Credit Co. LLC	5.11	5-3-2029	535,000	489,805
				1,126,586
Auto parts & equipment: 0.23%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	130,000	123,057
Cooper Tire & Rubber Co.	7.63	3-15-2027	107,000	107,267
				230,324
Distribution/wholesale: 0.31%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	335,000	316,575
Entertainment: 1.58%
CCM Merger, Inc.144A	6.38	5-1-2026	555,000	536,061
Churchill Downs, Inc.144A	4.75	1-15-2028	250,000	231,284
Churchill Downs, Inc.	6.75	5-1-2031	45,000	44,381
Cinemark USA, Inc.144A	5.25	7-15-2028	235,000	205,717
Cinemark USA, Inc.144A	5.88	3-15-2026	65,000	61,750
Cinemark USA, Inc.144A	8.75	5-1-2025	132,000	134,310
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	140,000	125,877
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	48,000	46,905
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	225,000	225,382
				1,611,667
Home builders: 0.37%
Toll Brothers Finance Corp.	4.35	2-15-2028	190,000	179,565
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	110,000	108,819
Tri Pointe Homes, Inc.	5.70	6-15-2028	95,000	91,959
				380,343
Leisure time: 0.78%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	340,000	368,026
NCL Corp. Ltd.144A	5.88	3-15-2026	175,000	158,751
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time (continued)
NCL Corp. Ltd.144A	5.88%	2-15-2027	$170,000	$161,896
NCL Corp. Ltd.144A	7.75	2-15-2029	110,000	99,470
				788,143
Retail: 1.64%
Bath & Body Works, Inc.144A	9.38	7-1-2025	95,000	100,923
Dave & Buster’s, Inc.144A	7.63	11-1-2025	70,000	70,875
FirstCash, Inc.144A	4.63	9-1-2028	205,000	182,425
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	370,000	343,196
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	140,000	123,760
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	155,000	131,362
Michaels Cos., Inc.144A	7.88	5-1-2029	250,000	153,610
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	225,000	202,471
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	130,000	120,277
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	250,000	242,703
				1,671,602
Consumer, non-cyclical: 3.62%
Commercial services: 2.69%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	385,000	284,900
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	115,000	108,016
CoreCivic, Inc.	8.25	4-15-2026	635,000	635,163
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	125,000	99,662
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	340,000	243,100
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	275,000	142,312
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	165,000	151,550
Sabre Global, Inc.144A	9.25	4-15-2025	380,000	362,900
Sabre Global, Inc.144A	11.25	12-15-2027	480,000	368,976
Service Corp. International	7.50	4-1-2027	140,000	145,179
Upbound Group, Inc.144A	6.38	2-15-2029	225,000	198,096
				2,739,854
Healthcare-services: 0.93%
Air Methods Corp.144A	8.00	5-15-2025	110,000	4,400
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	130,000	118,195
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	145,000	108,912
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	10,000	8,063
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	110,000	101,200
Select Medical Corp.144A	6.25	8-15-2026	260,000	252,818
Tenet Healthcare Corp.	4.88	1-1-2026	100,000	96,732
Tenet Healthcare Corp.	6.75	5-15-2031	255,000	254,747
				945,067
Energy: 7.24%
Energy-alternate sources: 1.30%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	855,000	677,092
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy-alternate sources (continued)
TerraForm Power Operating LLC144A	4.75%	1-15-2030	$175,000	$157,104
TerraForm Power Operating LLC144A	5.00	1-31-2028	525,000	492,187
				1,326,383
Oil & gas: 1.98%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	430,000	416,101
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	400,000	367,500
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	55,000	49,784
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	30,000	27,043
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	55,000	48,952
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	170,000	158,806
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	30,000	26,836
Occidental Petroleum Corp.	6.45	9-15-2036	525,000	534,188
Southwestern Energy Co.	4.75	2-1-2032	130,000	112,473
Southwestern Energy Co.	8.38	9-15-2028	110,000	114,655
Vital Energy, Inc.	9.50	1-15-2025	165,000	163,214
				2,019,552
Oil & gas services: 0.73%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	125,000	119,438
Bristow Group, Inc.144A	6.88	3-1-2028	335,000	312,398
Oceaneering International, Inc.	4.65	11-15-2024	105,000	102,183
Oceaneering International, Inc.	6.00	2-1-2028	225,000	210,405
				744,424
Pipelines: 3.23%
Buckeye Partners LP144A	4.50	3-1-2028	25,000	21,996
Buckeye Partners LP	5.85	11-15-2043	150,000	111,390
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	295,000	262,911
DT Midstream, Inc.144A	4.13	6-15-2029	85,000	73,712
DT Midstream, Inc.144A	4.38	6-15-2031	225,000	189,232
EnLink Midstream LLC	5.38	6-1-2029	297,000	281,357
EnLink Midstream LLC144A	5.63	1-15-2028	35,000	33,717
EnLink Midstream LLC144A	6.50	9-1-2030	250,000	248,455
EnLink Midstream Partners LP	5.05	4-1-2045	210,000	162,589
EnLink Midstream Partners LP	5.60	4-1-2044	75,000	60,255
EQM Midstream Partners LP144A	7.50	6-1-2027	5,000	5,031
EQM Midstream Partners LP144A	7.50	6-1-2030	230,000	231,150
Harvest Midstream I LP144A	7.50	9-1-2028	145,000	138,650
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	72,495
Kinetik Holdings LP144A	5.88	6-15-2030	240,000	227,400
Rockies Express Pipeline LLC144A	4.95	7-15-2029	65,000	58,322
Rockies Express Pipeline LLC144A	6.88	4-15-2040	285,000	245,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	185,000	160,715
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	125,000	106,303
Venture Global Calcasieu Pass LLC144A	3.88	11-1-2033	35,000	28,669
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
Venture Global Calcasieu Pass LLC144A	6.25%	1-15-2030	$260,000	$257,758
Venture Global LNG, Inc.144A	8.38	6-1-2031	305,000	306,595
				3,283,802
Financial: 5.67%
Diversified financial services: 2.54%
Enact Holdings, Inc.144A	6.50	8-15-2025	625,000	614,014
LFS TopCo LLC144A	5.88	10-15-2026	65,000	56,664
LPL Holdings, Inc.144A	4.38	5-15-2031	390,000	339,028
Navient Corp.	5.00	3-15-2027	130,000	113,061
Navient Corp.	5.88	10-25-2024	225,000	219,953
OneMain Finance Corp.	5.38	11-15-2029	75,000	61,307
OneMain Finance Corp.	6.13	3-15-2024	50,000	48,845
OneMain Finance Corp.	7.13	3-15-2026	125,000	119,521
Oppenheimer Holdings, Inc.	5.50	10-1-2025	225,000	212,625
PRA Group, Inc.144A	5.00	10-1-2029	385,000	288,815
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	2.88	10-15-2026	190,000	166,018
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	105,000	79,078
United Wholesale Mortgage LLC144A	5.50	11-15-2025	170,000	159,171
United Wholesale Mortgage LLC144A	5.50	4-15-2029	130,000	108,550
				2,586,650
Insurance: 0.76%
AmWINS Group, Inc.144A	4.88	6-30-2029	315,000	281,151
AssuredPartners, Inc.144A	5.63	1-15-2029	135,000	116,804
BroadStreet Partners, Inc.144A	5.88	4-15-2029	430,000	372,016
				769,971
REITS: 2.37%
Boston Properties LP	3.40	6-21-2029	153,000	126,770
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	160,000	129,703
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	120,000	105,000
HAT Holdings I LLC/HAT Holdings II LLC144A	3.75	9-15-2030	200,000	151,381
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	55,000	53,211
Iron Mountain, Inc.144A	4.50	2-15-2031	250,000	212,886
Iron Mountain, Inc.144A	5.25	7-15-2030	315,000	282,195
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	50,000	42,363
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	195,000	182,583
MPT Operating Partnership LP/MPT Finance Corp.	3.50	3-15-2031	490,000	330,749
Service Properties Trust	4.35	10-1-2024	125,000	119,886
Service Properties Trust	4.75	10-1-2026	125,000	106,714
Service Properties Trust	4.95	2-15-2027	80,000	66,617
Service Properties Trust	5.25	2-15-2026	75,000	66,874
Service Properties Trust	7.50	9-15-2025	15,000	14,709
Starwood Property Trust, Inc.144A	4.38	1-15-2027	245,000	207,091
Starwood Property Trust, Inc.	4.75	3-15-2025	90,000	84,441
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS (continued)
Vornado Realty LP	2.15%	6-1-2026	$85,000	$69,784
Vornado Realty LP	3.40	6-1-2031	95,000	65,759
				2,418,716
Industrial: 3.40%
Aerospace/defense: 0.82%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	272,000	268,602
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	300,000	319,535
TransDigm, Inc.	7.50	3-15-2027	245,000	244,313
				832,450
Building materials: 0.60%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	395,000	372,326
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	240,000	238,080
				610,406
Hand/machine tools: 0.62%
Werner FinCo LP/Werner FinCo, Inc.144A	8.75	7-15-2025	395,000	346,496
Werner FinCo LP/Werner FinCo, Inc.%%	11.50	6-15-2028	290,000	283,326
				629,822
Machinery-diversified: 0.43%
Chart Industries, Inc.144A	7.50	1-1-2030	45,000	45,453
Chart Industries, Inc.144A	9.50	1-1-2031	75,000	78,440
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	335,000	308,427
				432,320
Packaging & containers: 0.54%
Berry Global, Inc.144A	5.63	7-15-2027	270,000	266,287
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	255,000	220,562
Owens-Brockway Glass Container, Inc.	7.25	5-15-2031	65,000	66,138
				552,987
Trucking & leasing: 0.39%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	90,000	80,794
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	329,000	319,529
				400,323
Technology: 0.93%
Computers: 0.57%
McAfee Corp.144A	7.38	2-15-2030	100,000	84,107
NCR Corp.144A	6.13	9-1-2029	260,000	257,865
Seagate HDD Cayman	4.13	1-15-2031	219,000	178,481
Seagate HDD Cayman144A	8.25	12-15-2029	30,000	30,676
Seagate HDD Cayman144A	8.50	7-15-2031	30,000	30,733
				581,862
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.36%
Cloud Software Group, Inc.	9.00%	9-30-2029	$200,000	$170,000
SS&C Technologies, Inc.144A	5.50	9-30-2027	200,000	190,898
				360,898
Utilities: 1.81%
Electric: 1.81%
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	2,000	1,918
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	283,196	280,363
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	500,000	454,208
PG&E Corp.	5.25	7-1-2030	615,000	555,760
Vistra Corp. (5 Year Treasury Constant Maturity +5.74%)144Aʊ±	7.00	12-15-2026	275,000	241,890
Vistra Operations Co. LLC144A	4.38	5-1-2029	110,000	95,877
Vistra Operations Co. LLC144A	5.63	2-15-2027	225,000	216,407
				1,846,423
Total corporate bonds and notes (Cost $39,257,730)				36,140,475
Loans: 2.29%
Communications: 0.40%
Advertising: 0.08%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR CME 3 Month +3.50%)±	8.81	8-21-2026	89,306	83,878
Media: 0.17%
Hubbard Radio LLC (1 Month LIBOR +4.25%)±	9.41	3-28-2025	202,879	174,375
Telecommunications: 0.15%
Intelsat Jackson Holdings SA (U.S. SOFR 3 Month +4.25%)±	9.44	2-1-2029	153,160	150,397
Consumer, cyclical: 0.37%
Airlines: 0.37%
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	10.21	6-21-2027	212,500	219,782
SkyMiles IP Ltd. (U.S. SOFR 3 Month +3.75%)±	8.80	10-20-2027	149,684	154,820
				374,602
Consumer, non-cyclical: 0.59%
Commercial services: 0.54%
Geo Group, Inc. (U.S. SOFR CME 1 Month +7.13%)±	12.22	3-23-2027	543,783	550,581
Healthcare-services: 0.05%
Surgery Center Holdings, Inc. (1 Month LIBOR +3.75%)±	8.86	8-31-2026	52,181	51,772
Energy: 0.21%
Pipelines: 0.21%
GIP II Blue Holding LP (3 Month LIBOR +4.50%)˂±	9.66	9-29-2028	131,481	130,988
M6 ETX Holdings II Midco LLC (U.S. SOFR CME 1 Month +4.50%)±	9.68	9-19-2029	84,575	83,095
				214,083
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.51%
Diversified financial services: 0.24%
Resolute Investment Managers, Inc. (3 Month LIBOR +4.25%)±	9.41%	4-30-2024	$157,485	$114,964
Resolute Investment Managers, Inc. (3 Month LIBOR +8.00%)‡±	13.27	4-30-2025	105,857	63,514
Russell Investments U.S. Inst’l Holdco, Inc. (U.S. SOFR 1 Month +3.50%)±	8.75	5-30-2025	70,817	66,993
				245,471
Insurance: 0.27%
Asurion LLC (1 Month LIBOR +3.25%)±	8.40	12-23-2026	197,495	182,272
Asurion LLC (1 Month LIBOR +5.25%)±	10.40	1-31-2028	105,000	86,166
				268,438
Industrial: 0.21%
Machinery-diversified: 0.04%
Vertical U.S. Newco, Inc. (6 Month LIBOR +3.50%)±	8.60	7-30-2027	40,801	39,291
Metal fabricate/hardware: 0.17%
Werner FinCo LP (3 Month LIBOR +4.00%)±	9.16	7-24-2024	175,814	174,110
Total loans (Cost $2,422,593)				2,326,998

	Expiration date	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA†	12-5-2025	920	0
Total rights (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 4.84%
Communications: 0.26%
Media: 0.26%
Videotron Ltd.144A	5.13	4-15-2027	$270,000	260,447
Telecommunications: 0.00%
Intelsat Jackson Holdings SA†	5.50	8-1-2023	470,000	0
Consumer, cyclical: 2.17%
Airlines: 0.55%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	340,000	365,840
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	80,000	78,512
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	120,000	114,983
				559,335
Leisure time: 1.39%
Carnival Corp.144A	4.00	8-1-2028	150,000	130,810
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time (continued)
Carnival Corp.144A	6.00%	5-1-2029	$290,000	$241,107
Carnival Corp.144A	9.88	8-1-2027	100,000	103,212
Carnival Corp.144A	10.50	2-1-2026	60,000	62,348
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	25,000	23,036
Royal Caribbean Cruises Ltd.144A	5.50	8-31-2026	95,000	89,315
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	420,000	385,841
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	140,000	148,840
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	215,000	233,659
				1,418,168
Retail: 0.23%
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	275,000	236,080
Consumer, non-cyclical: 0.56%
Pharmaceuticals: 0.56%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	225,000	223,299
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	115,000	112,661
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	238,817
				574,777
Energy: 0.33%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A†	9.50	12-1-2016	60,957	0
Pipelines: 0.33%
Northriver Midstream Finance LP144A	5.63	2-15-2026	365,000	340,290
Financial: 0.54%
Diversified financial services: 0.54%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	365,000	322,830
Macquarie Airfinance Holdings Ltd.	8.38	5-1-2028	230,000	226,580
				549,410
Industrial: 0.76%
Electronics: 0.34%
Sensata Technologies BV144A	4.00	4-15-2029	220,000	195,980
Sensata Technologies BV144A	5.88	9-1-2030	155,000	149,691
				345,671
Packaging & containers: 0.15%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	155,000	152,194
Trucking & leasing: 0.27%
Fly Leasing Ltd.144A	7.00	10-15-2024	310,000	275,435
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.22%
Electric: 0.22%
Drax Finco PLC144A	6.63%	11-1-2025	$225,000	$219,375
Total yankee corporate bonds and notes (Cost $5,184,723)				4,931,182

		Yield	Shares
Short-term investments: 1.77%
Investment companies: 1.77%
Allspring Government Money Market Fund Select Class♠∞##		5.01	1,805,093	1,805,093
Total short-term investments (Cost $1,805,093)				1,805,093
Total investments in securities (Cost $125,963,746)	128.97%			131,304,708
Other assets and liabilities, net	(28.97)			(29,493,784)
Total net assets	100.00%			$101,810,924

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,237,394	$13,387,904	$(14,820,205)	$0	$0	$1,805,093	1,805,093	$47,892
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of May 31, 2023, the Fund had unfunded loan commitments of $33,008.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$149,614	$0	$0	$149,614
Financials	49,070	0	0	49,070
Utilities	85,902,276	0	0	85,902,276
Corporate bonds and notes	0	36,140,475	0	36,140,475
Loans	0	2,263,484	63,514	2,326,998
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	4,931,182	0	4,931,182
Short-term investments
Investment companies	1,805,093	0	0	1,805,093
Total assets	$87,906,053	$43,335,141	$63,514	$131,304,708
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Utilities and High Income Fund | 13